Gains and losses on disposal and main changes in scope of consolidation	12 Months Ended
Dec. 31, 2020
Gains and losses on disposal and main changes in scope of consolidation [abstract]
Gains and losses on disposal and main changes in scope of consolidation

Note 4    Gains and losses on disposal and main changes in scope of consolidation

4.1    Gains (losses) on disposal of fixed assets, investments and activities

(in millions of euros)	2020	2019	2018
Gains (losses) on disposal of fixed assets (see Note 9.1)	221	303	180
Gains (losses) on disposal of investments and activities	7	(26)	17
Gain (losses) on disposal of fixed assets, investments and activities	228	277	197

The results of the disposal of BT shares in 2018 and in 2019 are presented in net finance costs in the income statement and detailed in Note 13.7.

4.2    Main changes in the scope of consolidation

Changes in the scope of consolidation during 2020

Squeeze-out offer on Business & Decision shares

On May 28, 2020, Orange Business Services launched a mandatory public buyout offer for all the shares of Business & Decision not yet held by the Group, representing 6.38% of the capital.

This offer closed on July 8 and was followed by the effective delisting of Business & Decision shares on July 13, 2020.

Following this public buyout offer and the acquisition of the remaining shares of capital over the second half of the year for an amount of (4) million euros, Orange now holds 100% of the shares of Business & Decision.

Changes in the scope of consolidation during 2019

Acquisitions of SecureLink and SecureData

On January 31, 2019, Orange acquired a 100% equity interest in SecureData, a provider of cyber security solutions in the United Kingdom for 100 million euros.

On July 8, 2019, the Group acquired 100% of SecureLink, an independent cyber security operator in Europe, for 377 million euros.

At acquisition date	SecureLink	SecureData
(in millions of euros)
Acquisition cost	377	100
Cash acquired net of transaction costs	(6)	(5)
Cash paid for investment securities, net of cash acquired	371	95

Goodwill was recognized in the amount of 392 million euros as a result of the acquisition of Securelink and 97 million euros as a result of the acquisition of SecureData, after allocation of the purchase price to identifiable assets acquired and liabilities assumed.

At acquisition date	SecureLink	SecureData
(in millions of euros)
Acquisition cost (a)	377	100
Net book value acquired	(153)	(32)
Effects of fair value measurement:
Customer relationship(1)	181	43
Trademark	—	—
Other intangibles	—	—
Net deferred tax	(43)	(8)
Net asset remeasured at fair value (b)	(15)	3
Goodwill (a)-(b)	392	97

(1)	Depreciation between 12 and 16 years according to the type of clients.

Fair values were measured using the excess earnings method for the customer base. Goodwill was primarily related to the acquisition of future customers.

The SecureLink and SecureData acquisition effect on revenue, in 2019, amounted to 154 million euros and 47 million euros, respectively.

Business & Decision

Since December 31, 2018, Orange has acquired 5.4% of the capital of Business & Decision for 3 million euros. At December 31, 2019, Orange owned 93.6% of the capital of Business & Decision. This change in the percentage share held by Orange with no gain, or loss, of control, was shown in the financing flows in the statement of cash flows.

Sale of Orange Niger

On November 22, 2019, Orange sold its 95.5% holding in Orange Niger to Zamani Com S.A.S, a company that is wholly owned by Orange Niger minority shareholders. This sale had no material impact on the Group's financial statements.

Changes in the scope of consolidation during 2018

Basefarm acquisition

On August 14, 2018, the Group acquired 100% of Basefarm for an amount of 234 million euros.

(in millions of euros)	At acquisition date
Acquisition cost	234
Cash acquired net of transaction costs	(4)
Cash paid for investment securities, net of cash acquired	230

In accordance with IFRS 3R – Business Combinations, the fair value measurement of identifiable assets acquired and liabilities assumed was finalized during fiscal year 2019. The final allocation of the acquisition cost was as follow:

(in millions of euros)	At acquisition date
Acquisition cost (a)	234
Net book value acquired	(58)
Effects of fair value measurement:
Customer relationship(1)	58
Trademark (2)	28
Other intangibles(3)	7
Net deferred tax	(25)
Net asset remeasured at fair value (b)	10
Goodwill (a)-(b)	224

(1)	Depreciation over 15 years.
(2)	Depreciation over 5 years.
(3)	Depreciation over 7 years.

Fair value was measured using the relief from royalty method for the brand and the excess earnings method for the customer base.

Goodwill was primarily related to future technologies and acquisition of future customers.

This acquisition had no significant impact on revenue in 2018.

Acquisition of Business & Decision

Following the acquisition of Business & Decision on June 5, 2018 and the purchase of additional securities as part of the friendly tender offer finalized on July 19, 2018, the Group acquired a stake of 81.8% of the capital of Business & Decision at a price of 50 million euros. Furthermore, Orange signed an agreement to acquire 4.9% more of the capital.

(in millions of euros)	At acquisition date
Acquisition cost 81.8%	50
Cash acquired net of transaction costs	(18)
Cash paid for investment securities, net of cash acquired	32

Goodwill was recognized in the amount of 29 million euros, after allocation of the purchase price to identifiable assets acquired and liabilities assumed:

(in millions of euros)	At acquisition date
Acquisition cost 81.8%	50
Fair value of non-controlling interests	12
Acquisition cost (a)	62
Net book value acquired	7
Effects of fair value measurement:
Customer relationship(1)	18
Trademark (2)	8
Other intangibles(3)	4
Net deferred tax	(4)
Net asset remeasured at fair value (b)	33
Goodwill (a)-(b)	29

(1)	Depreciation over 10 years.
(2)	Depreciation over 7 years.
(3)	Specific technology depreciated over 9 years.

The residual goodwill was mainly related to workforce skills that could not be recognized separately.

The effect of the acquisition of Business & Decision on revenue in 2018 amounted to 108 million euros.

On July 19, 2018, Orange acquired 6.4% of the capital of Business & Decision for 4 million euros. As at December 31, 2018, Orange holds 88.2% of the capital of Business & Decision (93.1% including the shares under reciprocal promises).

4.3    On-going transactions

Signing agreement of Orange Romania to acquire a controlling stake in Telekom Romania Communications

Orange Romania has announced on November 9, 2020 the signing of a deal to acquire a controlling 54% stake in Telekom Romania Communications. This transaction aims at accelerating Orange’s ambitions to become a major convergent operator for customers in the Romanian market.

The transaction price amounts to 268 million euros (on a debt-free, cash-free basis and is subject to customary adjustments at closing of the transaction).

The closing of the transaction is subject to customary condition precedents, notably antitrust clearance by the European Commission and other relevant authorities and is a priori expected within the second half of 2021.

Orange Concessions

On January 22, 2021, Orange has entered into an exclusive agreement with La Banque des Territoires (Caisse des Dépôts), CNP Assurances and EDF Invest, for the sale of 50% of the capital and joint control of Orange Concessions. Subject to obtaining the agreement of the relevant antitrust authorities and all stakeholders, the closing of this transaction should be completed in the second half of 2021.

With regard to the disposal plan initiated by the Group and in accordance with the criteria established by the IFRS 5 standard, the Group considers that the criteria for classifying the related assets as “assets held for sale” are not met as of December 31, 2020.

Conditional voluntary public takeover offer on shares of Orange Belgium

On December 2, 2020, Orange has announced its intention to launch a conditional voluntary public tender offer on 47.09% of the capital of Orange Belgium, corresponding to the balance of the shares of Orange Belgium currently not held, at a price of 22 euros per share, in cash and without threshold conditions. It was submitted on January 21, 2021 for approval by the Financial Services and Markets Authority in Belgium (FSMA).

If conditions were met, this offer could then lead to the delisting of the shares of Orange Belgium.

Accounting policies

Changes in the scope of consolidation

Entities are fully consolidated if the Group has the following:

–  power over the investee; and

–  exposure, or rights, to variable returns from its involvement with the investee; and

–  the ability to use its power over the investee to affect the amount of the investor’s returns.

When assessing control, IFRS 10 requires judgment and continuous assessment.

Clarifications of when the ownership interest does not imply a de facto presumption are provided in Note 20 which lists the main consolidated entities.

Joint ventures and companies over which the Group exercises significant influence (generally corresponding to an ownership interest of 20% to 50%) are accounted for using the equity method.

When assessing the level of control or significant influence exercised over a subsidiary or associate, the existence and effect of any exercisable or convertible potential voting rights at the closing date is taken into account.

Takeovers (business combinations)

Business combinations are accounted for using the acquisition method:

–  the acquisition cost is measured at the fair value of the consideration transferred, including all contingent consideration, at the acquisition date. Subsequent changes in the fair value of contingent consideration are accounted for either through profit or loss or through other comprehensive income, in accordance with the applicable standards;

–  goodwill is the difference between the consideration transferred and the fair value of the identifiable assets and liabilities assumed at the acquisition date, and is recognized as an asset in the statement of financial position. Considering the Group’s activity, the fair values of the identifiable assets relate mainly to licenses, customer bases and brands (which cannot be capitalized when developed in-house), generating induced deferred taxes. The fair value of these assets, which cannot be observed, is established using commonly adopted methods, such as those based on revenues or costs (e.g.: the "Greenfield" method for the valuation of licenses, the "relief from royalty" method for the valuation of brands and the "excess earnings" method for customer bases).

For each business combination with an ownership interest below 100%, non-controlling interest is measured:

–  either at its fair value: in which case, goodwill is recognized for the portion relating to non-controlling interests;

–  or proportionate to its share of the acquiree's identifiable net assets: in which case, goodwill is only recognized for the share acquired.

Acquisition-related costs are directly recognized in operating income in the period in which they are incurred.

When a business combination is achieved in stages, the previously held equity interest is re-measured at fair value at the acquisition date through operating income. The related other comprehensive income, if any, is fully reclassified to profit or loss.

Internal transfer of consolidated shares

IFRS do not address the accounting treatment for the transfer of consolidated shares within the Group resulting in changes in ownership interest. The Group applies the following accounting policy:

–  the transferred shares are carried at historical cost and the gain or loss on the transfer is fully eliminated in the acquirer’s accounts;

–  the non-controlling interests are adjusted to reflect the change in their share in the equity against Group retained earnings, with no impact on profit and loss and equity.

Assets held for sale

The Group qualifies an asset or group of assets as “held for sale” when:

–  the management is committed to a plan to sell;

–  the asset is available for immediate sale in its current state (subject to any conditions precedent that are usual in such disposals); and

–  the sale is highly probable, within 12 months.

Thus, when the Group is committed to a plan to sell involving the loss of control or significant influence over one of its assets, it classifies all assets and liabilities of the entities concerned under a separate line in the statement of financial position: "Assets/Liabilities held for sale", at a value equal to the lower of the net carrying value and the fair value net of disposal costs.

In addition, when the asset or group of assets held for sale represents a major line of an operating segment, its contribution to the income statement is presented separately below “consolidated net income of continuing operations” and its cash flow contribution is presented in the statement of cash flows.